DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2021
DEBT AND CREDIT FACILITIES
Schedule of debt and credit facilities

Short-Term Debt

	December 31	December 31
($ millions)	2021	2020
Commercial paper(1)	1 284	3 566
(1)	The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2021 was 0.33% (December 31, 2020 - 0.39%).

Long-Term Debt

	December 31	December 31
($ millions)	2021	2020
Fixed-term debt(2)(3)
3.10% Series 5 Medium Term Notes, due 2021	-	748
9.25% Debentures, due 2021 (US$300)	-	389
9.40% Notes, due 2021 (US$220)(4)(5)	-	281
4.50% Notes, due 2022 (US$182)(4)	231	224
2.80% Notes, due 2023 (US$450)	569	574
3.60% Notes, due 2024 (US$750)	-	953
3.10% Notes, due 2025 (US$550)	696	701
3.00% Series 5 Medium Term Notes, due 2026	699	699
7.875% Debentures, due 2026 (US$275)	359	364
8.20% Notes, due 2027 (US$59)(4)	78	79
7.00% Debentures, due 2028 (US$250)	320	323
3.10% Series 6 Medium Term Notes, due 2029	748	748
5.00% Series 7 Medium Term Notes, due 2030	1 247	1 247
7.15% Notes, due 2032 (US$500)	631	637
5.35% Notes, due 2033 (US$300)	355	356
5.95% Notes, due 2034 (US$500)	630	636
5.95% Notes, due 2035 (US$600)	731	736
5.39% Series 4 Medium Term Notes, due 2037	599	599
6.50% Notes, due 2038 (US$1 150)	1 451	1 464
6.80% Notes, due 2038 (US$900)	1 156	1 167
6.85% Notes, due 2039 (US$750)	946	953
6.00% Notes, due 2042 (US$152)(4)	149	149
4.34% Series 5 Medium Term Notes, due 2046	300	300
4.00% Notes, due 2047 (US$750)	945	952
3.95% Series 8 Medium Term Notes, due 2051	493	-
3.75% Notes, due 2051 (US$750)	945	-
Total unsecured long-term debt	14 278	15 279

Lease liabilities(6)	2 850	2 908
Deferred financing costs	(58)	(54)
	17 070	18 133
Current portion of long-term debt and lease liabilities
Lease liabilities	(310)	(272)
Long-term debt	(231)	(1 413)
	(541)	(1 685)
Total long-term lease liabilities	2 540	2 636
Total long-term debt	13 989	13 812
(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Certain securities are redeemable at the option of the company.
(4)	Debt acquired through the acquisition of Canadian Oil Sands Limited (COS).
(5)	Subsequent to the acquisition of COS, Moody’s Investors Service downgraded COS long-term senior debt rating from Baa3 (negative outlook) to Ba3 (stable outlook). This triggered a change in the coupon rate of the note from 7.9% to 9.4%.
(6)	Interest rates range from 0.4% to 14.2% and maturity dates range from 2022 to 2062.

Scheduled principal repayments for leases liabilities, short term debt and long term debt

Scheduled principal repayments as at December 31, 2021 for lease liabilities, short-term debt and long-term debt are as follows:

($ millions)	Repayment
2022	1 816
2023	828
2024	232
2025	907
2026	1 244
Thereafter	13 482
18 509

Summary of available and unutilized credit facilities

($ millions)	2021
Fully revolving and expires in 2025	3 000
Fully revolving and expires in 2024	2 531
Can be terminated at any time at the option of the lenders	1 420
Total credit facilities	6 951
Credit facilities supporting outstanding commercial paper	(1 284)
Credit facilities supporting standby letters of credit	(1 147)
Total unutilized credit facilities(1)	4 520

(1)	Available credit facilities for liquidity purposes at December 31, 2021 decreased to $4.247 billion, compared to $6.043 billion at December 31, 2020.